RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance in the six months ended June 30, 2019 and June 30, 2018 are as follows;

(in thousands of $)	2019	2018
Charter hire payable (principal and interest)	5,913	29,660
Lease interest expense	3,552	10,069
Contingent rental income	(2,555)	(13,145)
Remaining lease obligation	93,322	259,117

Schedule of related party receivables and payables
A summary of net amounts earned from related parties in the six months ended June 30, 2019 and June 30, 2018 are as follows:

(in thousands of $)	2019	2018
Seatankers Management Co. Ltd	8,626	2,852
Ship Finance International Limited	1,710	727
Golden Ocean Group Limited	3,448	3,587
Flex LNG Ltd	510	1,478
Seatankers Management Norge AS	—	(938)
Seadrill Limited	239	139
Archer Limited	193	149
Deep Sea Supply Plc	25	8
North Atlantic Drilling Ltd	—	19
Northern Drilling Ltd	58	63
Avance Gas Holdings Ltd	87	—

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, and corporate and administrative services income. Amounts paid to related parties comprise primarily rental for office space and the provision of other administrative services.

Related party balances
A summary of balances due from related parties at June 30, 2019 and December 31, 2018 is as follows:

(in thousands of $)	2019	2018
Ship Finance International Limited	599	1,653
Seatankers Management Co. Ltd	6,398	2,657
Archer Ltd	128	173
VLCC Chartering Limited	83	81
Golden Ocean Group Limited	2,311	2,370
Seadrill Limited	448	538
Flex LNG	370	210
Deep Sea Supply Plc	66	68
North Atlantic Drilling Limited	116	116
Other related parties	177	29
	10,696	7,895

A summary of balances due to related parties at June 30, 2019 and December 31, 2018 is as follows:

(in thousands of $)	2019	2018
Ship Finance International Limited	8,781	8,886
Seatankers Management Co. Ltd	3,151	3,236
Flex LNG	1,220	1,058
Golden Ocean Group Limited	4,768	5,558
	17,920	18,738